Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 20 - COMMITMENTS AND CONTINGENCIES

Commitments

1.	The Company has a bank guarantee in the amount of 63 for the offices it rents. In accordance with the guarantee, the Company has a pledged deposit in the same amount as of December 31, 2022.

2.

In July 2022, the Company entered into an agreement with a contractor for the development of the HYLA™ blood sensor. Total payment agreed in the contract is 710. According to the agreement with the developer, the development cost will be paid in a few tranches considering the development lifecycle, which was defined as five phases for each of the blood parameters to be measured by the sensor.

The Company is entitled to terminate the contract upon reaching the third phase.

3.	As of December 31, 2022, part of the development outputs reached the second phase and part are on the third phase. Approximately half of the contract total amount was recorded as development expenses as of December 31, 2022. An amount of 75 was paid as prepayment.

Contingencies

1.	In the normal course of business, various legal claims and other contingent matters may arise. Management believes that any liability that may arise from such matters would not have a material adverse effect on the Company’s results of operations or financial condition as of and for the years ended December 31, 2022, and 2021.

2.	On March 4, 2022, Exchange Listing, LLC, or Exchange, filed a complaint in the Federal Court for the Southern District of New York against us in connection with a contract between the parties. The contract related to certain consulting services provided to us by Exchange in preparation for our initial public offering.The complaint is against us and, and the Company president and former Chief Financial Officer, Joe Hayon, in connection with a contract between the parties pursuant to which Exchange provided certain consultancy services to us in preparation for our initial public offering. The precise damages sought are unclear, however Exchange is seeking approximately 250,000 plus 75,000 Ordinary Shares or the cash equivalent. As of the date of this annual report, we have not been formally served with the complaint. On July 1, 2022, the Company filed a motion to dismiss for failure to state a claim upon relief can be granted based on the language of the written contract between the parties. On March 8, 2023, the court issued an order granting our motion in part and denying it in part. Specifically, the court dismissed all claims against Joe Hayon and he is no longer a party in the action. The court also dismissed the breach of contract action (Count I) to the extent it was based improper termination or frustration. The Court also dismissed Count IV (Quantum Merit on the written agreement), Count VI (Breach of Implied Covenant of Good Faith) and Count VII (Fraud in the Inducement). The court allowed Count 1 (breach of written agreement based on alleged anticipatory repudiation), Count II (breach of alleged oral agreement), Count III (Promissory Estoppel to the extent based on alleged oral agreement) and Count V (Quantum Meruit based on alleged oral agreement) to survive the pleading or early dismissal stage. The Company will continue to defend itself vigorously with respect to this matter.

3.

On November 9, 2022, the Company received notice of a complaint filed by Udi Nussinovitch, the Registrant’s former Chief Scientific Officer, in Tel-Aviv District Court, as well as a complaint filed with the regional labor court in Tel Aviv on November 8, 2022. Mr. Nussinovitch has alleged certain deficiencies in the Company’s Extraordinary General Meeting of Shareholders held on Friday, December 17, 2021, resulting from his status as a minority shareholder. In addition, with respect to the labor dispute, Mr. Nussinovitch is seeking renumeration and the issuance of Ordinary Shares. Previously, on February 24, 2022, the Company filed a claim against Mr. Nussinovitch for breach good faith and his fiduciary duties as a shareholder and former officer of the Company.

As of the balance date, the Company believes that the claims will result in no payments by the Company.